RELATED PARTIES BALANCES AND TRANSACTIONS (Details Narrative) ¥ in Thousands, $ in Thousands	Nov. 01, 2025 CNY (¥)	Apr. 07, 2025 CNY (¥)	Apr. 01, 2023 USD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Oct. 01, 2025 USD ($)	Mar. 31, 2025 CNY (¥)
Related Party Transaction [Line Items]
Borrowings amount				$ 8,388	¥ 57,860		¥ 57,600
Grandsky Phoenix Limited [Member]
Related Party Transaction [Line Items]
Borrowings amount						$ 4,680
Borrowing term			1 year
Grandsky Phoenix Limited [Member] | Loan Agreement [Member]
Related Party Transaction [Line Items]
Borrowings amount			$ 3,500
Mr. Bao [Member]
Related Party Transaction [Line Items]
Borrowings amount | ¥	¥ 10,000	¥ 13,000
Borrowing term		1 year
Mr. Song [Member]
Related Party Transaction [Line Items]
Borrowing term	1 year
Borrowing term	3.50%